Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2020
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

(a)            Basis of presentation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

(b)            Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and VIE. All intercompany transactions and balances have been eliminated on consolidation.

The Company evaluates the need to consolidate its VIE of which the Company is the primary beneficiary. In determining whether the Company is the primary beneficiary, the Company considers if the Company (1) has power to direct the activities that most significantly affects the economic performance of the VIE, and (2) The obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. If deemed the primary beneficiary, the Company consolidates the VIE.

Consolidation of Variable Interest Entity

Applicable PRC laws and regulations currently limit foreign ownership of companies that provide delivery services in PRC. The Company is deemed a foreign legal person under PRC laws and accordingly subsidiaries owned by the Company are ineligible to engage in provisions of delivery services. To provide the Company effective control over its variable interest entity, ZTO Express Co., Ltd. (“ZTO Express”) and receive substantially all of the economic benefits of ZTO Express, the Company’s wholly owned subsidiary, Shanghai Zhongtongji Network Technology Ltd. (“WFOE”) entered into a series of contractual arrangements, described below, with ZTO Express and its individual shareholders.

Agreements that provide the Company effective control over the VIE include:

Voting Rights Proxy Agreements & Irrevocable Powers of Attorney

Under which each shareholder of ZTO Express has executed a power of attorney to grant WFOE the power of attorney to act on his or her behalf on all matters pertaining ZTO Express and to exercise all of his or her rights as a shareholder of ZTO Express, including but not limited to convene, attend and vote at shareholders’ meetings, designate and appoint directors and senior management members. The proxy agreements will remain in effect unless WFOE terminates the agreements by giving a prior written notice or giving its consent to the termination by ZTO Express.

2. Summary of Significant Accounting Policies (Continued)

(b)            Principles of consolidation (continued)

Consolidation of Variable Interest Entity (Continued)

Exclusive Call Option Agreements

Under which the shareholders of ZTO Express granted WFOE or its designated representative(s) an irrevocable and exclusive option to purchase their equity interests in ZTO Express when and to the extent permitted by PRC law. WFOE or its designated representative(s) has sole discretion as to when to exercise such options, either in part or in full. Without WFOE’s written consent, the shareholders of ZTO Express shall not transfer, donate, pledge, or otherwise dispose any equity interests of ZTO Express in any way. The acquisition price for the shares or assets will be the minimum amount of consideration permitted under the PRC law at the time when the option is exercised. The agreements can be early terminated by WFOE, but not by ZTO Express or its shareholders.

Equity Pledge Agreements

Under which the shareholders of ZTO Express pledged all of their equity interests in ZTO Express to WFOE as collateral to secure their obligations under the VIE contractual arrangements. If the shareholders of ZTO Express or ZTO Express breach their respective contractual obligations, WFOE, as pledgee, will be entitled to certain rights, including the right to dispose the pledged equity interests. Pursuant to the agreements, the shareholders of ZTO Express shall not transfer, assign or otherwise create any new encumbrance on their respective equity interest in ZTO Express without prior written consent of WFOE. The equity pledge agreements will remain effective until ZTO Express and its shareholders have completed all of their obligations under the VIE contractual arrangements or discharged all of their obligations under the contractual arrangements.

The agreement that transfer economic benefits to the Company is:

Exclusive Consulting and Services Agreement

Under which ZTO Express engages WFOE as its exclusive technical and operational consultant and under which WFOE agrees to assist in business development and related services necessary to conduct ZTO Express's operational activities. ZTO Express shall not seek or accept similar services from other providers without the prior written approval of WFOE. The agreements will be effective as long as ZTO Express exists. WFOE may terminate this agreement at any time by giving a prior written notice to ZTO Express.

Under the above agreements, the shareholders of ZTO Express irrevocably granted WFOE the power to exercise all voting rights to which they were entitled. In addition, WFOE has the option to acquire all of the equity interests in ZTO Express, to the extent permitted by the then-effective PRC laws and regulations, for nominal consideration. Finally, WFOE is entitled to receive service fees for services provided to ZTO Express.

2. Summary of Significant Accounting Policies (Continued)

(b)            Principles of consolidation (continued)

Consolidation of Variable Interest Entity (Continued)

The Call Option Agreements and Voting Rights Proxy Agreements provide the Company with effective control over the VIE, while the Equity Interest Pledge Agreements secure the obligations of the shareholders of ZTO Express under the relevant agreements. Because the Company, through WFOE, has (i) the power to direct the activities of ZTO Express that most significantly affect the entity’s economic performance and (ii) the right to receive substantially all of the benefits from ZTO Express, the Company is deemed the primary beneficiary of ZTO Express. Accordingly, the Company consolidates the ZTO Express’s financial results of operations, assets and liabilities in the Company’s consolidated financial statements.

The Company believes that the contractual arrangements with the VIE are in compliance with the PRC law and are legally enforceable. However, the contractual arrangements are subject to risks and uncertainties, including:

●	revoking the business licenses and/or operating licenses of such entities;
●	discontinuing or placing restrictions or onerous conditions on the Company’s operation through any transactions between the Company’s PRC subsidiaries and consolidated affiliated entities;
●	imposing fines, confiscating the income from PRC subsidiaries or consolidated affiliated entities, or imposing other requirements with which such entities may not be able to comply;
●	requiring the Company to restructure its ownership structure or operations, including terminating the contractual arrangements with its variable interest entity and deregistering the equity pledges of its variable interest entity, which in turn would affect the Company’s ability to consolidate, derive economic interests from, or exert effective control over its variable interest entity, or
●	restricting or prohibiting the Company’s use of the proceeds of its initial public offering to finance its business and operations in China.

2. Summary of Significant Accounting Policies (Continued)

(b)            Principles of consolidation (continued)

Consolidation of Variable Interest Entity (Continued)

The amounts and balances of ZTO Express and its subsidiaries (the “VIE”) after the elimination of intercompany balances and transactions within the VIE are presented in the following table:

	As of December 31,
	2019	2020
	RMB	RMB
Assets
Current assets:
Cash and cash equivalents	528,722	776,725
Accounts receivable, net	635,606	514,666
Financing receivables, net	172,267	341,486
Inventories	42,134	42,775
Advances to suppliers	46,534	45,621
Prepayments and other current assets	1,241,975	1,153,077
Amounts due from related parties	18,364	34,034
Total current assets	2,685,602	2,908,384
Investments in equity investees	114,447	110,570
Property and equipment, net	5,920,211	6,025,153
Land use rights, net	1,150,849	1,138,849
Operating lease right-of-use assets	853,092	834,984
Goodwill	4,157,111	4,157,111
Deferred tax assets	234,080	514,532
Long-term financing receivables, net	536,473	1,784,990
Other non-current assets	120,877	99,456
TOTAL ASSETS	15,772,742	17,574,029
Liabilities
Current liabilities:
Short-term bank borrowings	—	1,432,929
Accounts payable	1,448,490	1,155,069
Notes payable	—	158,138
Advances from customers	1,185,920	1,068,927
Income tax payable	9,359	250,726
Amounts due to related parties	769,951	620,490
Operating lease liabilities, current	273,524	234,071
Other current liabilities	2,536,131	2,594,801
Total current liabilities	6,223,375	7,515,151
Non-current operating lease liabilities	478,327	468,127
Deferred tax liabilities	123,173	127,816
TOTAL LIABILITIES	6,824,875	8,111,094

2. Summary of Significant Accounting Policies (Continued)

(b)            Principles of consolidation (continued)

Consolidation of Variable Interest Entity (Continued)

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Total revenue	17,127,930	21,465,515	23,734,103
Net income	720,323	841,707	478,168
Net cash generated from (used in) operating activities	436,074	1,783,718	(537,756)
Net cash used in investing activities	(777,197)	(1,831,001)	(647,170)
Net cash provided by (used in) financing activities	(206,260)	—	1,432,929
Net increase (decrease) in cash and cash equivalents	(547,383)	(47,283)	248,003
Cash and cash equivalents and restricted cash at beginning of year	1,123,388	576,005	528,722
Cash and cash equivalents and restricted cash at end of year	576,005	528,722	776,725

The WFOE is entitled to receive substantially all of the net income and transfer a majority of the economic benefits in the form of service fees from the VIEs. The inter-company transportation fees and service fees charged by WFOE were RMB7,776,622, RMB9,420,012 and RMB11,519,214 for the years ended December 31, 2018, 2019 and 2020, respectively. The amount due to WFOE were RMB731,008 and RMB603,835 as of December 31, 2019 and 2020, respectively. The inter-company operating cash outflow were RMB7,593,448, RMB9,248,582 and RMB11,646,387 for the years ended December 31, 2018, 2019 and 2020, respectively. These inter-company transactions and balances were eliminated in the consolidated financial statements.

After all intercompany transactions eliminations, the VIE contributed 97.3%, 97.1% and 94.1% of the Company's consolidated revenues for the years ended December 31, 2018, 2019 and 2020, respectively. As of December 31, 2019 and 2020, the VIE accounted for an aggregate of 34.4% and 29.7%, respectively, of the consolidated assets, and 81.4% and 74.3%, respectively, of the consolidated liabilities.

There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests that require the Company to provide financial support to the VIE. However, if the VIE was ever to need financial support, the Company may, at its option and subject to statutory limits and restrictions, provide financial support to its VIE through loans to the shareholders of the VIE or entrustment loans to the VIE.

The Company believes that there are no assets held in the consolidated VIE that can be used only to settle obligations of the VIE, except for registered capital and the PRC statutory reserves. As the consolidated VIE is incorporated as a limited liability company under the PRC Company Law, creditors of the VIE do not have recourse to the general credit of the Company for any of the liabilities of the consolidated VIE.

Relevant PRC laws and regulations restrict the VIE from transferring a portion of their net assets, equivalent to the balance of its statutory reserve and its share capital, to the Company in the form of loans and advances or cash dividends. Please refer to Note 22 for disclosure of restricted net assets.

2. Summary of Significant Accounting Policies (Continued)

(b)            Principles of consolidation (continued)

Nonconsolidated Variable Interest Entity

Tonglu Tongze Logistics Ltd. and its subsidiaries (“Tonglu”), established in 2013, are transportation service companies providing line-haul transportation services to the Company. Tonglu is majority owned by the employees of the Company who are considered as related parties to the Company. The variable interests in Tonglu held by the Company are in the form of a waiver of management fees. The Company has concluded that it is not the primary beneficiary of Tonglu as it does not have the obligation to absorb losses of Tonglu that could potentially be significant to Tonglu or the right to receive benefits from Tonglu that could potentially be significant to Tonglu.

The Company had amounts due to Tonglu as of December 31, 2019 and amounts due from Tonglu as of December 31, 2020 for transportation service provided or to be provided by Tonglu, pursuant to the contractual terms that are considered commensurate with market. Transactions and balances relating to the transportation services are disclosed in Note 17 (a) and (b).

(c)            Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Actual results may differ from these estimates. The Company bases its estimates on historical experience and other relevant factors. Significant accounting estimates reflected in the Company's financial statements include assumptions used to determine the fair value of the assets acquired through business combination, allowance of credit losses, useful lives of long-lived assets, realization of deferred tax assets, impairment of long-lived assets and goodwill, and valuation of investments in equity investees. Actual results may differ from those estimates.

2. Summary of Significant Accounting Policies (Continued)

(d)            Foreign currency translation

The Company's reporting currency is Renminbi (“RMB”). The functional currency of the Company and subsidiaries incorporated outside the mainland China is the United States dollar (“US dollar” or “US$”) or Hong Kong dollar (“HKD”). The functional currency of all the other subsidiaries and the VIE is RMB. The determination of the respective functional currency is based on the criteria of ASC 830, Foreign Currency Matters.

Transactions denominated in currencies other than functional currency are translated into functional currency at the exchange rates quoted by authoritative banks prevailing at the dates of the transactions. Foreign currency denominated financial assets and liabilities are re-measured at the balance sheet date exchange rate. Exchange gains and losses resulting from those foreign currency transactions denominated in a currency other than the functional currency are recorded in the Consolidated Statements of Operations and Comprehensive Income. The financial statements of the Company are translated from the functional currency into RMB. Assets and liabilities denominated in foreign currencies are translated into RMB using the applicable exchange rates at the balance sheet date. Equity accounts other than earnings generated in current period are translated into RMB at the appropriate historical rates. Revenues, expenses, gains and losses are translated into RMB at the average rates of exchange for the year. The resulting foreign currency translation adjustments are recorded in accumulated other comprehensive income as a component of shareholders’ equity.

(e)            Convenience translation

The Company’s business is primarily conducted in PRC and almost all of the Company’s revenues are denominated in RMB. However, periodic reports made to shareholders will include current period amounts translated into US dollars using the then current exchange rates, solely for the convenience of the readers outside PRC. Translations of balances in the consolidated balance sheets, consolidated statements of comprehensive income and consolidated statements of cash flows from RMB into US dollars as of and for the year ended December 31, 2020 were calculated at the rate of US$1.00=RMB6.5250, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2020. No representation was made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2020, or at any other rate.

(f)            Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use, and which have maturities of three months or less when purchased.

(g)            Restricted cash

Restricted cash represents secured deposits held in designated bank accounts for issuance of bank acceptance notes, settlement of derivatives and commencement of construction.

2. Summary of Significant Accounting Policies (Continued)

(h)            Accounts receivable, net

Accounts receivable mainly consists of amount due from the Company's customers, which is recorded net of allowance for credit losses.

On January 1, 2020, the Company adopted Accounting Standards Update No. 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments ("ASC 326") using the modified retrospective transition method. ASC 326 replaces the existing incurred loss impairment model with a forward-looking current expected credit loss ("CECL") methodology, which results in more timely recognition of credit losses. The Company has developed a CECL model based on historical experience, the age of the accounts receivable balances, credit quality of its customers, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect its ability to collect from customers. The cumulative effect from the adoption as of January 1, 2020 was immaterial to the consolidated financial statements.

(i)             Short-term and long-term investment

Short-term investment primarily comprises of dual currency notes/deposits ("DCN/DCD"), time deposits with maturities between three months and one year, and investments in wealth management products with variable interest rates and principal not-guaranteed with certain financial institutions. Long-term investment comprises of time deposits and investments in wealth management products with maturities more than one year. The Company has the intent and the ability to hold such time deposits and wealth management products to maturity.

DCN/DCD purchased by the Company in 2020 is a structured product with unsecured principal purchased from financial institutions which have original maturities less than one year with a written foreign exchange option embedded. The Company’s intention for holding DCN/DCD is to obtain interest and manage foreign currency risks. The Company elects to adopt the fair value option in accordance with ASC 815 Financial Instruments to record the entire hybrid instruments at fair value in short-term investments in the consolidated balance sheets. The fair values of DCN/DCD are measured based on market-based redemption prices which are level 2 inputs provided by the selling bank. Changes in the fair value of the investments are recorded as gain or loss from fair value changes of financial instruments in the consolidated statements of comprehensive income.

The Company classifies the short-term investment and long-term investment in wealth management products as held-to-maturity securities and stated at amortized cost. As of December 31, 2020, RMB334,000 of long-term investment was used as a collateral to issue of bank acceptance draft.

2. Summary of Significant Accounting Policies (Continued)

(i)             Short-term and long-term investment (Continued)

Upon adoption of ASC 326, the Company changed its impairment analysis to utilize a forward-looking CECL model for financial instruments measured at amortized cost, including the short-term investment in wealth management products. Based upon the Company's assessment of various factors, including historical experience, credit quality of the related financial institutions, and other factors that may affect its ability to collect the short-term investment, the Company determined there was no cumulative effect from the adoption of ASC 326 as of January 1, 2020 and year ended December 31, 2020, no credit losses from the short-term investment were expected.

The Company recorded interest income of RMB307,084, RMB432,566 and RMB329,812 from time deposits and wealth management products, and loss in fair value change from DCN/DCD of nil, nil and RMB2,948 in the consolidated statements of comprehensive income for the years ended December 31, 2018, 2019 and 2020, respectively.

(j)             Foreign exchange options and forward contracts

The Company entered into certain foreign exchange options and forward contracts in 2020 to protect against volatility of future cash flows caused by the changes in foreign exchange rates. The foreign exchange options and forward contracts are accounted for as derivatives and measured at fair value at each period end. The fair values of foreign exchange options and forward contracts are measured based on market-based redemption prices which are level 2 inputs provided by the bank that sells such foreign exchange options and forward contracts. The changes in fair value are recognized as gain or loss in the consolidated statements of comprehensive income.

Depending on the terms of the specific derivative instruments and market conditions, the Company’s derivative instruments may be reflected as assets or liabilities at any particular point in time and recorded within prepayments and other current assets or other current liabilities, respectively on the consolidated balance sheets.

The Company recorded a net gain from fair value changes of RMB2,071 related to foreign exchange options and forward contracts in the consolidated statements of comprehensive income for the year ended December 31, 2020.

(k)             Fair value

Fair value is considered to be the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

2. Summary of Significant Accounting Policies (Continued)

(k)             Fair value (Continued)

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The short-term financial instruments, which consist of cash and cash equivalents, restricted cash, accounts receivable, financing receivable, time deposits and wealth management products recorded in short-term investments, amounts due from related parties, other current assets, accounts payable, amounts due to related parties, short-term bank borrowings, notes payable and other current liabilities, except for the derivative instruments measured at fair value and presented in the following table, are recorded at costs which approximate their fair values due to the short-term nature of these financial instruments. The carrying values of non-current restricted cash, long-term financing receivables and long-term investment which are time deposits, approximate their fair values as their interest rates are comparable to the prevailing interest rates in the market.

The Company measures at fair value its financial assets and liabilities by using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.

As of December 31, 2020, DCN/DCD and derivative instruments are measured and recorded at fair value initially and on a recurring basis in periods subsequent to their initial recognition and are as follows:

	Fair Value Measurement As of December 31, 2020
	Quoted Prices in	Significant	Significant
	Active Market for	Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
	RMB	RMB	RMB	RMB
Short-term investments
DCN/DCD	—	1,693,843	—	1,693,843
Derivative assets recorded within prepayments and other current assets
Foreign exchange forward contracts	—	1,855	—	1,855
Derivative liabilities recorded within other current liabilities
Foreign exchange option contracts	—	317	—	317

2. Summary of Significant Accounting Policies (Continued)

(k)             Fair value (Continued)

The Company measures equity method investments at fair value on a nonrecurring basis when they are deemed to be impaired. The fair values of these investments are determined based on valuation techniques using the best information available, and may include future performance projections, discount rate and other assumptions that are significant to the measurements of fair value. An impairment charge to these investments is recorded when the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary. During the years ended December 31, 2018, 2019 and 2020, no impairment of equity method investments was recorded.

Beginning January 1, 2018, the Company's equity investments without readily determinable fair values, which do not qualify for NAV practical expedient and over which the Company does not have the ability to exercise significant influence through the investments in common stock or in substance common stock, are accounted for under the measurement alternative upon the adoption of Accounting Standards Update ("ASU") 2016-01 "Recognition and Measurement of Financial Assets and Liabilities" (the "Measurement Alternative"). Under the Measurement Alternative, the carrying value is measured at cost, less any impairment, plus and minus changes resulting from observable price changes in orderly transactions for identical or similar investments. The Company recognized an unrealized gain of RMB 754,468 related to the investee of Cai Niao Smart Logistics Network Limited as a result of an observable price change event for the year ended December 31, 2019. The Company recognized impairment losses of nil, RMB56,026 and nil related to equity investments without readily determinable fair values for the years ended December 31, 2018, 2019 and 2020, respectively (Note 8).

Certain non-financial assets are measured at fair value on a nonrecurring basis, including property, plant, and equipment, right-of-use assets, goodwill and intangible assets and they are recorded at fair value only when impairment is recognized by applying unobservable inputs such as forecasted financial performance, discount rate, and other significant assumptions to the discounted cash flow valuation methodology.

2. Summary of Significant Accounting Policies (Continued)

(l)             Financing receivables, net

The Company provides financial services to its network partners with credit terms generally ranging from three months to three years. Total outstanding financing receivables as of December 31, 2019 and 2020 were RMB1,060,899, and RMB2,462,499 respectively, among which RMB549,775 and RMB1,970,340 were recorded in long-term financing receivables. Such amounts are measured at amortized cost and reported in the consolidated balance sheets at the outstanding principal amount less allowance of credit losses . The accrued interest receivables are also included in financing receivables as of the balance sheet date. Allowance relating to financing receivables represents the Company's best estimate of the losses inherent in the outstanding portfolio of financing receivables. RMB4,139 and RMB9,159 of allowance relating to short-term financing receivables, and nil and RMB14,097 relating to long-term financing receivables were recorded as of December 31, 2018 and 2019, respectively. The related losses recorded in the Consolidated Statements of Comprehensive Income were RMB4,139 and RMB19,117 for the years ended December 31, 2018 and 2019, respectively. After the adoption of ASC 326 on January 1, 2020 using the modified retrospective transition method, the Company has developed a forward looking CECL model based on the conditions of collaterals and guarantees for financing receivables, historical experiences, credit quality of the borrowers, current economic conditions and the borrowers' operating results, reasonable and supportable forecasts of future economic conditions, and other factors that may affect its ability to collect from the borrowers. The cumulative effect from the adoption as of January 1, 2020 was immaterial to the consolidated financial statements. RMB7,104 of allowance of credit losses relating to short-term financing receivables, and RMB36,786 relating to long-term financing receivables were recorded as of December 31, 2020. The expected credit loss recognized was RMB20,635 for the year ended December 31, 2020. Interest income generated from the financing receivables was recorded as revenue in the amounts of RMB24,917, RMB70,228, and RMB125,963 for the years ended December 31, 2018, 2019 and 2020, respectively.

(m)            Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Leasehold improvements	Lesser of lease term or estimated useful life of 3 years
Furniture, office and electric equipment	3 to 5 years
Machinery and equipment	10 years
Vehicles	5-10 years
Buildings	20 years

(n)           Intangible assets

Intangible assets include customer relationship acquired in a business combination which are recognized initially at fair value at the date of acquisition and are carried at cost less accumulated amortization. Amortization of customer relationship is computed using the straight-line method over 10 years. The useful life of customer relationship was estimated to be 10 years based on the nature of the customer base and average attrition rate.

2. Summary of Significant Accounting Policies (Continued)

(o)           Investments in equity investees

Investments in equity investees of the Company are comprised of investments in privately-held companies. The Company uses the equity method to account for an equity investment over which it has significant influence but does not own a majority equity interest or otherwise control. The Company records equity method adjustments in share of profits and losses. Equity method adjustments include the Company’s proportionate share of investee income or loss, impairments, and other adjustments required by the equity method. Dividends received are recorded as a reduction of carrying amount of the investment. Cumulative distributions that do not exceed the Company’s cumulative equity in earnings of the investee are considered as a return on investment and classified as cash inflows from operating activities. Cumulative distributions in excess of the Company’s cumulative equity in the investee's earnings are considered as a return of investment and classified as cash inflows from investing activities. The Company continually reviews equity method investments to determine whether a decline in fair value to below the carrying value is other-than-temporary. The primary factors the Company considers in determination are the duration and severity of the decline in fair value; the financial condition, operating performance and the prospects of the equity investee; and other company specific information such as recent rounds of financing. If the decline in fair value is deemed to be other-than-temporary, the carrying value of the equity investment is written down to fair value.

(p)            Impairment of long-lived assets

The Company evaluates the recoverability of long-lived assets with determinable useful lives whenever events or changes in circumstances indicate that an asset's carrying amount may not be recoverable. Impairment exists when the sum of the expected future net cash flows is less than the carrying value of the asset being evaluated. Impairment loss is calculated as the amount by which the carrying value of the asset exceeds its fair value. Fair value is estimated based on various valuation techniques and significant assumptions such as future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and may differ from actual results. No impairment charge was recognized for the years ended December 31, 2018, 2019 and 2020.

(q)           Goodwill

Goodwill is recognized for the excess of the purchase price over the fair value of tangible and identifiable intangible net assets of business acquired. Several factors give rise to goodwill in the Company’s acquisitions, such as the expected benefit from synergies of the combination and the existing workforce of the acquired businesses. Unless circumstances otherwise indicate, goodwill is reviewed annually at December 31 for impairment. In evaluation of goodwill impairment, the Company performs a qualitative assessment to determine if it is more likely than not that the fair value of a reporting unit is less than its carrying amount. Prior to January 1, 2020, based on the qualitative assessment, if it is more likely than not that the fair value of each reporting unit is less than the carrying amount, the Company performed a two-step test to determine the amount of goodwill impairment. In Step 1, the Company compares the fair value of the reporting unit with its carrying amount, including goodwill. If the carrying amount of the reporting unit exceeds its fair value, the Company performs Step 2 and compares the implied fair value of goodwill with the carrying amount of that goodwill for that reporting unit. An impairment charge equal to the amount by which the carrying amount of goodwill for the reporting unit exceeds the implied fair value of that goodwill is recorded, limited to the amount of goodwill allocated to that reporting unit. Starting from January 1, 2020, the Company adopted ASU 2017-04, which simplifies the accounting for goodwill impairment by eliminating Step 2 from the goodwill impairment test. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess, versus determining an implied fair value in Step 2 to measure the impairment loss. The impairment test is performed as of year-end or if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount by comparing the fair value of a reporting unit with its carrying value.

2. Summary of Significant Accounting Policies (Continued)

(q)           Goodwill (Continued)

The Company had two reporting units, the express delivery business and the freight forwarding business, for purposes of allocating and testing goodwill for the year ended December 31, 2018, 2019 and 2020. The Company conducted qualitative assessment to determine whether it is necessary to perform a quantitative goodwill impairment test. In assessing the qualitative factors, the Company considered the impact of key factors such as changes in the general economic conditions including the impact of COVID-19, changes in industry and competitive environment, stock price, actual revenue performance compared to previous years, and cash flow generation. Based on the results of the qualitative assessment completed as of December 31, 2018 2019 and 2020, there were no indicators of impairment. Therefore, no impairment charge was recognized for the year ended December 31, 2018, 2019 and 2020.

(r)            Share based compensation

The Company grants share options, ordinary share units and restricted share units to eligible employees, management and directors and accounts for these share based awards in accordance with ASC 718 Compensation—Stock Compensation.

Employees’ share based awards are measured at the grant date fair value of the awards and recognized as expenses a) immediately at grant date if no vesting conditions are required; or b) using graded vesting method, net of forfeitures, over the requisite service period, which is the vesting period. The Company elects to recognize forfeitures when they occur. When there is a modification of the terms and conditions of an award, the Company measures the pre-modification and post-modification fair value of the share based awards as of the modification date and recognizes the incremental value and the remaining unrecognized compensation expenses as compensation cost over the remaining service period. In determining the fair value of share options, ordinary share units and restricted share units, the closing market price of the underlying shares on the grant date is applied.

(s)            Treasury shares

Treasury shares represent ordinary shares repurchased by the Company that are no longer outstanding and are held by the Company. The repurchase of ordinary shares is accounted for under the cost method whereby the entire cost of the acquired stock is recorded as treasury stock. At the date of subsequent reissuance, treasury stock is reduced by the cost of such stock on the first-in, first-out basis and realizes the gain (loss) on the reissuance of the shares in shareholders’ equity. The gain on the reissuance of treasury shares are credited to additional paid-in capital, and the loss on the reissuance of treasury shares are debited to additional paid-in capital to the extent previous net gains from sales or retirements of the same class of stock are included in additional paid-in capital with excess loss charged to retained earnings.

(t)             Revenue recognition

The Company derives a substantial part of its revenues from express delivery services provided to its network partners, mainly including parcel sorting and line-haul transportation. In addition, the Company directly provides express delivery services to certain enterprise customers, including vertical e-commerce and traditional merchants, in connection with the delivery of their products to end consumers. The Company also provides freight forwarding services to its customers. Revenues generated from express delivery services and freight forwarding services are recognized over time as the Company performs the services.

Revenues also include sales of accessories, such as portable barcode readers and ZTO-branded packing supplies and apparels. Revenues are recognized when control of the product is transferred to the customer and in an amount the Company expects to earn in exchange for the product.

2. Summary of Significant Accounting Policies (Continued)

(t)            Revenue recognition (continued)

Disaggregation of revenue

	Year Ended December 31,
	2018		2019		2020
	RMB	%	RMB	%	RMB	US$	%

Express delivery services	15,400,080	87.5	19,606,214	88.7	21,900,201	3,356,353	86.9
Freight forwarding services	1,278,741	7.3	1,235,961	5.6	1,862,689	285,470	7.4
Sale of accessories	812,866	4.6	1,089,977	4.9	1,133,712	173,749	4.5
Others	112,764	0.6	177,794	0.8	317,688	48,687	1.2
Total revenues	17,604,451	100.0	22,109,946	100.0	25,214,290	3,864,259	100.0

Performance obligations

A performance obligation is a promise in a contract to transfer a distinct good or service to the customer, and is the basis of revenue recognition in accordance with U.S. GAAP. The customer generally contracts with the Company for distinct services. Substantially all of the Company's service contracts include only one performance obligation, the express delivery or freight forwarding services. However, if a contract contains more than one performance obligation, the Company allocates the total transaction price to each performance obligation in an amount based on the estimated relative standalone selling prices of the promised goods or services underlying each performance obligation. In these instances, as the Company frequently sells standard express delivery services and freight forwarding services with observable standalone sales prices, the observable standalone sales are used to determine the standalone selling prices of express delivery services and freight forwarding services.

Satisfaction of performance obligations

The Company generally recognizes revenue over time as the Company performs the services stipulated in the contract because of the continuous transfer of control to the customer. The customers receive the benefit of the services as the goods are transported from one location to another. That is, if the Company was unable to complete the delivery, the service that was already performed by the Company would not need to be reperformed. As such, revenue is recognized based on the extent of progress towards completion of the performance obligation. It normally takes one to seven days for the Company to complete the performance obligation.

Variable consideration

The Company provides customers with certain volume-based incentives in relation to express delivery services, which represent variable considerations and are recorded as reductions to the related revenue. The Company estimates the variable considerations in the most likely amounts it expects to earn. As the incentives are generally determined on a monthly basis, the uncertainty in estimating the variable considerations to be recorded is very limited.

Principal vs. agent considerations

In its express delivery services provided to pickup outlets, the Company utilizes delivery outlets operated by its network partners to perform the dispatching services. The Company only fulfills parcel sorting and line-haul transportation services. U.S. GAAP requires the Company to use a control-model approach to evaluate whether the Company performs services directly to the customers (as a principal) or arranges for services to be provided by another party (as an agent). Based on an evaluation of the control model, the Company has determined that it acts as a principal in providing sorting and line haul transportation services to the pickup outlets as the Company is primarily responsible for the delivery of parcels between sorting hubs and has the ability to control the related services. The Company acts as an agent for dispatching services as it arranges for such services to be provided by the delivery outlets. Therefore, the revenue is recorded net of the dispatching fees paid to the delivery outlets.

2. Summary of Significant Accounting Policies (Continued)

(t)             Revenue recognition (continued)

The Company also provides express delivery services to certain enterprise customers. According to the contracts with the enterprise customers, the Company is primarily responsible for and has control over the entire delivery process including the dispatching services. Therefore, the Company has determined that it acts as a principal for all the express delivery services provided to enterprise customers and accordingly, the revenue is recorded on a gross basis, including the dispatching fees paid to the delivery outlets.

Contract assets and liabilities

Contract assets include billed and unbilled receivables resulting from in-transit parcels, which were recorded in accounts receivable and not material as of December 31, 2019 and 2020.

Contract liabilities consist of advance payments as well as deferred revenue, which were recorded in advances from customers and not material as of December 31, 2019 and 2020.

Practical expedients and exemptions

The Company elects not to disclose the value of unsatisfied performance obligations for (i) contracts with an original expected length of one year or less (ii) contracts for which the Company recognizes revenues at the amount which it has the right to invoice for services performed and (iii) contracts with variable consideration related to wholly unsatisfied performance obligations.

(u)            Cost of revenues

Cost of revenues mainly consists of the following:

●	line-haul transportation costs, including payments to outsourced transportation companies, as well as costs associated with the Company’s own transportation infrastructure, including, labor costs of truck drivers, depreciation of self-owned trucks, airfare cost, fuel cost, and road toll,
●	operating costs for the ZTO delivery IT platform,
●	cost of hub operations, such as operators' labor costs and depreciation and lease costs,
●	cost of accessories including portable barcode readers, thermal papers and packaging materials, and
●	cost of freight forwarding services, including cost of line-haul transportation and cargo handling costs.

(v)             Income taxes

As part of the process of preparing financial statements, the Company is required to estimate its income taxes in each of the jurisdictions in which it operates. The Company accounts for income taxes using the asset and liability method. Under this method, deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements. Net operating losses are carried forward by applying enacted statutory tax rates applicable to future years when the reported amounts of the asset or liability are expected to be recovered or settled, respectively. Deferred tax assets are reduced by a valuation allowance when, based upon the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized. The Company recognizes the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained upon examination by the taxing authorities, based on the technical merits of the position.

(w)            Comprehensive income

Comprehensive income is defined to include all changes in equity from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. For the years presented, the Company’s comprehensive income includes net income and foreign currency translation adjustments and is presented in the consolidated statements of comprehensive income.

2. Summary of Significant Accounting Policies (Continued)

(x)            Leased assets

As a lessee

The Company leases office space, sorting hubs and warehouse facilities in different cities in PRC under operating leases. Effective January 1, 2019, the Company adopted ASU No. 2016-02 "Leases" (ASC 842) using the modified retrospective approach. The Company elected the transition package of practical expedients permitted within the standard, which allowed it not to reassess initial direct costs, lease classification, or whether the contracts contain or are leases for any leases that existed prior to January 1, 2019. Upon the adoption, the Company recognized operating lease right of use ("ROU") assets of RMB844,331, with corresponding lease liabilities of RMB767,694 on the consolidated balance sheets. The operating lease ROU assets include adjustments for prepayments and accrued lease payments. The adoption did not impact the Company's beginning retained earnings, or the Company's prior year financial statements.

Under ASC 842, the Company determines whether an arrangement constitutes a lease and records lease liabilities and right-of-use assets on its consolidated balance sheets at the lease commencement. The Company measures the operating lease liabilities at the commencement date based on the present value of remaining lease payments over the lease term, which was computed using the Company's incremental borrowing rate, an estimated rate the Company would be required to pay for a collateralized borrowing equal to the total lease payments over the lease term. The Company measures the operating lease ROU assets based on the corresponding lease liability adjusted for payments made to the lessor at or before the commencement date, and initial direct costs it incurs under the lease. The Company begins recognizing operating lease expense based on lease payments on a straight-line basis over the lease term when the lessor makes the underlying asset available to the Company. Some of the Company's lease contracts include options to extend the leases for an additional period which has to be agreed with the lessors based on mutual negotiation. After considering the factors that create an economic incentive, the Company does not include renewal option periods in the lease term for which it is not reasonably certain to exercise. The carrying amount of lease liabilities is remeasured if there is a modification, e.g. a change in the lease term or a change in the in-substance fixed lease payments.

The Company determines its land use right agreements contain operating leases of land under ASC 842. However, this determination does not result in any changes to the accounting for land use rights as the cost for land use rights are fully prepaid and no liabilities would be recorded.

As a lessor

The Company's lessor arrangements include operating leases of land and buildings to its network partners. Under ASC 842, lessors account for operating leases in a manner similar to how they account for operating leases under ASC 840. The Company continues to recognize the underlying assets and records the lease payments as income over the lease term on a straight-line basis.

(y)           Concentration of credit risk

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents, accounts receivable, financing receivables, short-term investment, advances to suppliers, long-term investment and long-term financing receivables. The Company places its cash and cash equivalents, short-term investment and long-term investment with financial institutions with high-credit ratings and quality. Accounts receivable primarily comprise amounts receivable from enterprise customers. Financing receivables primarily comprise financing receivables from network partners. The Company performs on-going credit evaluations of the financial condition of its counter parties and establishes an allowance for credit losses estimated based on factors surrounding the credit risk of specific entities and other relevant information. The allowance amounts were immaterial for all the periods presented.

2. Summary of Significant Accounting Policies (Continued)

(z)            Earnings per share

Basic earnings per share are computed by dividing income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the years.

Diluted earnings per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. Ordinary share equivalents are excluded from the computation of diluted earnings per ordinary share if their effects would be anti-dilutive.

On October 27, 2016, the Company's shareholders voted in favor of a proposal to adopt a dual-class share structure, pursuant to which the Company's authorized share capital were reclassified and redesigned into Class A ordinary shares and Class B ordinary shares (Note 15). Both Class A ordinary shares and Class B ordinary shares are entitled to the same dividend right, as such, this dual class share structure has no impacts to the earnings per share calculation. Basic earnings per share and diluted earnings per share are the same for each Class A ordinary shares and Class B ordinary shares.

(aa)          Adoption of new accounting standards

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), which requires lessees to recognize a right-of-use asset and lease liability on their balance sheet for all leases with terms beyond twelve months. The new standard also requires enhanced disclosures that will provide more transparency and information to financial statement users about the Company's lease portfolio. For finance leases, lessees will continue to recognize interest expense on the lease liability using the effective yield method, while the right-of-use asset will be amortized on a straight-line basis. For operating leases, expense will be recognized on a straight-line basis, consistent with the previous standard. The consolidated financial statements for the years ended December 31, 2019 and 2020 are presented under the new standard. See Note 6 for additional disclosures required by this ASU.

In June 2016, the FASB issued ASU 2016-13, "Financial Instruments—Credit Losses (Topic 326)," which requires entities to measure all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This replaces the existing incurred loss model and is applicable to the measurement of credit losses on financial assets measured at amortized cost. The Company adopted ASC 326 and related ASUs effective January 1, 2020 using the modified retrospective transition method. The adoption and application of this standard did not have a material impact to the Company's consolidated financial statements.

In January 2017, the FASB issued ASU 2017-04, "Intangibles—Goodwill and Other (Topic 350): simplifying the test for goodwill impairment," the guidance removes step 2 of the goodwill impairment test, which requires a hypothetical purchase price allocation. Goodwill impairment now is the amount by which a reporting unit's carrying value exceeds its fair value, not the difference between the fair value and carrying amount of goodwill which was the step 2 test before. The Company adopted ASU 2017-04 and related ASUs effective January 1, 2020. The adoption and application of this standard did not have a material impact to the consolidated financial statements.

2. Summary of Significant Accounting Policies (Continued)

(ab)          Accounting standards issued but not yet effective

In December 2019, the FASB issued ASU 2019-12 to simplify the accounting for income taxes. The update removes certain exceptions to the general income tax principles. This ASU will be effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. The Company does not expect this ASU to have a material impact on the consolidated financial statements.

In January 2020, the FASB issued ASU 2020-01, Investments-Equity Securities (Topic 321), Investments-Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815): Clarifying the Interactions between Topic 321, Topic 323, and Topic 815 ("ASU 2020-01") to clarify the interaction in accounting for equity securities under Topic 321, investments accounted for under the equity method of accounting in Topic 323 and the accounting for certain forward contracts and purchased options accounted for under Topic 815. ASU 2020-01 is effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2020, with early adoption permitted. The Company does not expect this ASU to have a material impact on the consolidated financial statements.